Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of earnings per share
Net earnings per share is calculated using the weighted average common shares outstanding as follows:

	2019	2018
Net earnings attributable to shareholders of Fairfax	2,004.1	376.0
Preferred share dividends	(45.8)	(45.1)
Net earnings attributable to common shareholders – basic and diluted	1,958.3	330.9

Weighted average common shares outstanding – basic	26,901,184	27,505,896
Share-based payment awards	1,159,352	890,985
Weighted average common shares outstanding – diluted	28,060,536	28,396,881

Net earnings per common share – basic	$72.80	$12.03
Net earnings per common share – diluted	$69.79	$11.65